Premises and Equipment	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Premises and Equipment

NOTE 7 - PREMISES AND EQUIPMENT

Year-end premises and equipment were as follows:

	2019	2018
Land and improvements	$6,651	$6,553
Buildings and improvements	28,047	27,013
Furniture and equipment	21,988	20,831
Total	56,686	54,397
Accumulated depreciation	(33,815)	(32,376)
Premises and equipment, net	$22,871	$22,021

Depreciation expense was $2,240, $1,515 and $1,249 for 2019, 2018 and 2017, respectively.